Deferred revenue, current and non-current (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	2012	2011
Hires collected in advance	$2,827	$3,905
Unamortized balance of time charter attached	-	4,231
Total	$2,827	$8,136